Commitments and contingencies	3 Months Ended
Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
6.              Commitments and contingencies

As at March 31, 2016, the Company had the following commitments:

	2016	2017	2018-2020
Loan commitment fees	204,000	-	-
Office space	60,720	229,646	851,813
	264,720	229,646	851,813

Loan commitment fees are based on management’s best estimates of future drawdown dates as of March 31, 2016.